Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade receivables	$ 6,126	$ 3,779
Value added taxes receivable	1,465	2,751
Other receivables	121	101
Trade and other receivables	$ 7,712	$ 6,631